Organization and Principal Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the Securities and Exchange Commission (“SEC”). The condensed consolidated balance sheet as of December 31, 2013 was derived from the audited consolidated financial statements of Yew Bio-Pharm Group, Inc. (individually “YBP” and collectively with its subsidiaries and operating variable interest entity, the “Company”). The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the summary of significant accounting policies and notes to consolidated financial statements included in the Company’s annual report on Form 10-K for the year ended December 31, 2013.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of March 31, 2014, and the results of operations and cash flows for the three-month period ended March 31, 2014 and 2013, have been made.

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company continually evaluates its estimates, including those related to bad debts, inventories, recovery of long-lived assets, income taxes, and the valuation of equity transactions. The Company bases its estimates on historical experience and on various other assumptions that it believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Any future changes to these estimates and assumptions could cause a material change to our reported amounts of revenues, expenses, assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Details of the Company’s subsidiaries and variable interest entities (“VIE”) are as follows:

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $ 100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$ 10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

Yew Bio-Pharm Group, Inc. (individually “YBP” and collectively with its subsidiaries and affiliates, the “Company”) was incorporated under the law of the State of Nevada on November 13, 2007. At the time of its incorporation, YBP had no operations and no substantial assets.

On October 29, 2009, YBP established a wholly-owned subsidiary, Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”), a wholly-owned foreign enterprise (“WOFE”) incorporated in the People’s Republic of China (“PRC”), as part of a restructure of the Company (the “First Restructure”).

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”) is a limited liability company incorporated under the laws of the PRC on August 22, 1996. Until February 23, 2010, HDS was owned by Zhiguo Wang (“Mr. Wang”) (62.81%), his wife Guifang Qi (“Madame Qi”) (18.53%), Xingming Han (“Mr. Han”) (4.82%), a PRC individual named Yingjun Jiang (“Mr. Jiang”) (3.22%) and Heilongjiang Hongdoushan Ecology Forest Co., Ltd, (“HEFS”) (10.62%) (Mr. Wang, Madame Qi, Mr. Han, Mr. Jiang and HEFS are collectively referred to as the “Original Shareholders”). Mr. Wang is the President and a director of the Company. Madame Qi is the wife of Mr. Wang and an officer and director of the Company. Mr. Han is an officer and director of the Company. HEFS is owned primarily by Mr. Wang and Madame Qi.

Pursuant to the First Restructure, on February 23, 2010, the Company, through JSJ, entered into an Equity Transfer Agreement (collectively, the “First Transfer Agreements”) with each of the Original Shareholders. Pursuant to the First Transfer Agreements, the terms of which are substantially identical to each other, the Original Shareholders transferred all of their respective ownership in HDS to JSJ for an aggregate RMB 45,000,000, which represents the amount of the then registered capital of HDS. As a result of this transaction, HDS became a wholly-owned subsidiary of JSJ. At February 23, 2010, the Company did not have working capital to pay the Original Shareholders this amount and, accordingly, the Company recorded this amount as a liability owed to the Original Shareholders. JSJ and the Original Shareholders also entered into a Supplemental Agreement dated February 26, 2010 (the “First Supplemental Agreement”), pursuant to which JSJ had the right to put the shares of HDS back to the Original Shareholders for the original purchase price of an aggregate RMB 45,000,000, in the event that the transaction did not close or PRC governmental approval was not received, within six months following the execution of the First Transfer Agreements.

As of February 23, 2010, Mr. Wang, Madame Qi and Mr. Han (collectively, the “HDS Shareholders”) owned approximately 41.5% of YBP’s common stock (the “Common Stock”) and no other individual shareholder owned more than 2.5% of YBP’s Common Stock. Before, during and after the First Restructure, the HDS Shareholders served as the sole directors and principal executive officers of the Company and are responsible for all decisions and operations of the Company and HDS, and control the assets of the Company and HDS.

On May 10, 2010, JSJ, Mr. Wang, Mr. Jiang and HEFS entered into a Debtor’s and Creditors’ Rights Agreement (the “Creditors’ Agreement”), pursuant to which Mr. Jiang and HEFS assigned their rights, including the right to be paid for the HDS shares transferred by them to JSJ, under their respective First Transfer Agreements, to Mr. Wang, and Mr. Wang assumed the obligations of Mr. Jiang and HEFS under their respective First Transfer Agreements. Before, during and after the First Restructure, the HDS Shareholders served as the sole directors and principal executive officers of the Company.

In October 2010, the Company determined, in consultation with its professional advisors, that the First Restructure did not meet certain technical PRC legal requirements and that the Company would need to be further reorganized (the “Second Restructure”). Accordingly, on October 28, 2010, JSJ and each of the HDS Shareholders entered into new Equity Transfer Agreement (collectively, the “Second Transfer Agreements”), the terms of which are substantially identical to each other, pursuant to which 100% of the common stock of HDS was transferred by JSJ back to the HDS Shareholders for aggregate consideration of RMB 45,000,000. Since the consideration of RMB 45,000,000 due to the HDS Shareholders in the First Restructure had not yet been paid, pursuant to a Supplemental Agreement to the Second Equity Transfer Agreements dated February 16, 2011, the aggregate RMB 45,000,000 amount payable by the HDS Shareholders to JSJ for the return of their HDS common stock in respect of the Second Restructure, was offset against JSJ’s liability to the HDS Shareholders in the same aggregate amount in respect of the First Transfer Agreements, which amount had not yet been paid by JSJ.

As discussed above, Mr. Jiang and HEFS had assigned to Mr. Wang their respective rights and obligations vis-a-vis JSJ resulting from the First Restructure, pursuant to the First Supplemental Agreement and the Creditors’ Agreement, since as of such time Mr. Jiang and HEFS had not yet been paid for the transfer of their interests in HDS to JSJ in the First Restructure in the amount of 3.22% and 10.62% of HDS’s equity interest, respectively. Therefore, in the Second Restructure, pursuant to the Second Transfer Agreements, JSJ transferred to Mr. Wang not only his previous shareholdings in HDS before the First Restructure (representing 62.81% of HDS’s total equity), but also an additional 13.84% of the equity in HDS as a result of Mr. Wang’s being assigned Mr. Jiang’s 3.22% equity interest in HDS and HEFS’s 10.62% equity interest in HDS.

After the foregoing transactions were completed, the HDS Shareholders then owned 100% of the shares of HDS in the following percentages:

Mr. Wang	76.65%
Madame Qi	18.53%
Mr. Han	4.82%

Pursuant to a new restructuring plan intended to ensure compliance with the PRC rules and regulations (the “Second Restructure”), on November 5, 2010, JSJ entered into a series of contractual arrangements (the “Contractual Arrangements”) with HDS and/or Zhiguo Wang (“Mr. Wang”), his wife Guifang Qi (“Madame Qi”) and  Xingming Han (individually “Mr. Han” and collectively with Mr. Wang and Madame Qi, the “HDS Shareholders”), as described below:

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Exclusive Business Cooperation Agreement. Pursuant to the Exclusive Business Cooperation Agreement between JSJ and HDS (the “Business Cooperation Agreement”), JSJ has the exclusive right to provide to HDS general business operation services, including advice and strategic planning, as well as consulting services related to technology, research and development, human resources, marketing and other services deemed necessary (collectively, the “Services”). Under the Business Cooperation Agreement, JSJ has exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the Business Cooperation Agreement, including but not limited to copyrights, patents, patent applications, software and trade secrets. HDS shall pay to JSJ a monthly consulting service fee (the “Service Fee”) in RMB that is equal to 100% of the monthly net income of HDS. Upon the prior written consent by JSJ, the rate of Service Fee may be adjusted pursuant to the operational needs of HDS. Within 30 days after the end of each month, HDS shall (a) deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the “Monthly Net Income”), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a “Monthly Payment”). Within ninety (90) days after the end of each fiscal year, HDS shall (a) deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year. HDS also granted an irrevocable and exclusive option to JSJ to purchase any and all of the assets of HDS, to the extent permitted under PRC law, at the lowest price permitted by PRC law. Unless earlier terminated in accordance with the provisions of the Business Cooperation Agreement or other agreements separately executed between JSJ and HDS, the Business Cooperation Agreement is for a term of ten years and expires on November 5, 2020; however, the term of the Business Cooperation Agreement may be extended if confirmed in writing by JSJ prior to the expiration of the term thereof. The period of the extended term shall be determined exclusively by JSJ and HDS shall accept such extended term unconditionally. Unless JSJ commits gross negligence, or a fraudulent act, against HDS, HDS shall not terminate the Business Cooperation Agreement prior to the expiration of the term, including any extended term. Notwithstanding the foregoing, JSJ shall have the right to terminate the Business Cooperation Agreement at any time upon giving 30 days’ prior written notice to HDS.

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Exclusive Option Agreement. Under an Exclusive Option Agreement among JSJ, HDS and each HDS Shareholder (individually, an “Option Agreement”), the terms of which are substantively identical to each other, each HDS Shareholder has granted JSJ or its designee the irrevocable and exclusive right to purchase, to the extent permitted under PRC law, all or any part of the HDS Shareholder’s equity interests in HDS (the “Equity Interest Purchase Option”) for RMB 10. If an appraisal is required by PRC laws at the time when and if JSJ exercises the Equity Interest Purchase Option, the parties shall negotiate in good faith and, based upon the appraisal, make a necessary adjustment to the purchase price so that it complies with any and all then applicable PRC laws. Without the consent of JSJ, the HDS Shareholders shall not sell, transfer, mortgage or dispose of their respective shares of HDS stock. Additionally, without the prior consent of JSJ, the HDS Shareholders shall not in any manner supplement, change or amend the articles of association and bylaws of HDS, increase or decrease its registered capital, change the structure of its registered capital in any other manner, or engage in any transactions that could materially affect HDS’ assets, liabilities, rights or operations, including, without limitation, the incurrence or assumption of any indebtedness except incurred in the ordinary course of business, execute any major contract over RMB 500,000, sell or purchase any assets or rights, incur of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of each Option Agreement is ten years commencing on November 5, 2020 and may be extended at the sole election of JSJ.

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Equity Interest Pledge Agreement.  In order to guarantee HDS’s performance of its obligations under the Business Cooperation Agreement, each HDS Shareholder, JSJ and HDS entered into an Equity Interest Pledge Agreement (individually, a “Pledge Agreement”), the terms of which are substantially similar to each other. Pursuant to the Pledge Agreement, each HDS Shareholder pledged all of his or her equity interest in HDS to JSJ. If HDS or the HDS Shareholders breach their respective contractual obligations and such breach is not remedied to the satisfaction of JSJ within 20 days after the giving of notice of breach, JSJ, as pledgee, will be entitled to exercise certain rights, including the right to foreclose upon and sell the pledged equity interests. During the term of the Pledge Agreement, the HDS Shareholder shall not transfer his or her equity interest in HDS or place or otherwise permit any other security interest of other encumbrance to be placed on such equity interest. Upon the full payment of the Service Fee under the Business Cooperation Agreement and upon the termination of HDS’s obligations thereunder, the Pledge Agreement shall be terminated.

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Power of Attorney. Under the Power of Attorney executed by each HDS Shareholder (each, a “Power of Attorney”), the terms of which are substantially similar to each other, JSJ has been granted an exclusive, irrevocable power of attorney to take actions in the place and stead of the HDS Shareholders, to act on behalf of the HDS Shareholder as his or her exclusive agent and attorney with respect to all matters concerning the HDS Shareholder’s equity interests in HDS, including without limitation, the right to: 1) attend shareholders’ meetings of HDS; 2) exercise all the HDS Shareholders’ rights, including voting rights under PRC laws and HDS’s Articles of Association, including but not limited to the sale or transfer or pledge or disposition of the HDS Shareholder’s equity interests in HDS in whole or in part; and 3) designate and appoint on behalf of the HDS Shareholders the legal representative, executive director, supervisor, manager and other senior management of HDS.

To the extent that the Contractual Arrangements are enforceable under PRC law, as from time to time interpreted by relevant state agencies, they constitute the valid and binding obligations of each of the parties to each such agreement

On November 29, 2010, YBP established a wholly-owned subsidiary, Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”), a limited liability company incorporated under the laws of Hong Kong and on January 26, 2011, YBP transferred its ownership in JSJ to Yew Bio-Pharm (HK).

The Company believes that HDS is considered a VIE under ASC 810 “Consolidation”, because the equity investors in HDS no longer have the characteristics of a controlling financial interest, and the Company, through JSJ, is the primary beneficiary of HDS and controls HDS’s operations. Accordingly, HDS has been consolidated as a deemed subsidiary into YBP as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of HDS which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with HDS reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of HDS. JSJ is obligated to absorb a majority of the risk of loss from HDS activities and entitles JSJ to receive a majority of HDS’s expected residual returns. In addition, HDS’s shareholders have pledged their equity interest in HDS to JSJ, irrevocably granted JSJ an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in HDS and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by JSJ. Under the accounting guidance, the Company is deemed to be the primary beneficiary of HDS and the results of HDS are consolidated in the Company’s consolidated financial statements for financial reporting purposes. Accordingly, as a VIE, HDS’s sales are included in the Company’s total sales, its income from operations is consolidated with the Company’s and the Company’s net income includes all of HDS’s net income. The Company does not have any non-controlling interest and, accordingly, did not subtract any net income in calculating the net income attributable to the Company. Because of the Contractual Arrangements, YBP has a pecuniary interest in HDS that requires consolidation of HDS’s financial statements with those of the Company.

Additionally, pursuant to ASC 805, as YBP and HDS are under the common control of the HDS Shareholders, the Second Restructure was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retrospective effect to the Second Restructure, whereby the assets and liabilities of the Company are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods presented, with the results of the Company being consolidated from the date of the Second Transfer Agreement. The accounts of HDS are consolidated in the accompanying financial statements.

As of December 31, 2013 and 2012, the Company agreed to waive all management fees to be payable by HDS and the Company expects to waive such management fees in the near future due to a need of working capital in HDS to expand HDS’s operations.

The Company is principally engaged in (1) processing and selling yew raw materials used in the manufacture of traditional Chinese medicine (“TCM”); (2) growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and (3) manufacturing and selling furniture and handicrafts made of yew tree timber. The Company is located in Harbin, Heilongjiang Province, China.

YBP has no direct or indirect legal or equity ownership interest in HDS. However, through the Contractual Arrangements, the stockholders of HDS have assigned all their rights as stockholders, including voting rights and disposition rights of their equity interests in HDS to JSJ, our indirect, wholly-owned subsidiary. YBP is deemed to be the primary beneficiary of HDS and the financial statements of HDS are consolidated in the Company’s consolidated financial statements. At December 31, 2013 and 2012, the carrying amount and classification of the assets and liabilities in the Company’s balance sheets that relate to the Company’s variable interest in the VIE was as follows:

	December 31,
Assets	2013	2012
Cash	$1,146,546	$343,990
Accounts receivable	418,875	722,598
Accounts receivable – related parties	377,821	284,986
Inventories (current and long-term)	11,334,233	10,373,398
Prepaid expenses and other assets	2,388	-
Prepaid rent - related party	33,213	57,870
Property and equipment, net	966,148	790,563
Land use rights and yew forest assets, net	20,953,562	15,328,318
Total assets of VIE	$35,232,786	$27,901,723
Liabilities
Accounts payable	$-	$990
Accrued expenses and other payables	16,294	79,981
Taxes payable	9,924	6,305
Due to VIE holding companies	1,703,324	1,939,720
Due to related parties	4,804,661	1,900
Total liabilities of VIE	$6,534,203	$2,028,896

The assets and liabilities in the table above are held in HDS. The creditors of HDS have legal recourse only to the assets of HDS and do not have such recourse to the Company. In addition, HDS’ assets are generally restricted only to pay such liabilities. Thus, the Company’s maximum legal exposure to loss related to VIE is significantly less than the carrying value of the HDS assets due to outstanding intercompany liabilities. Restricted net assets of the VIE shall mean that amount of our proportionate share of net assets of HDS (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by the VIE in the form of loans, advances or cash dividends without the consent of a third party (e.g. lender, regulatory agency, foreign government).